Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 19, 2018
Summarized statements of operations
Gain on disposal	$ (17,000)	$ (33,000)	$ (57,000)
Related intangible asset	$ 275,000	$ 347,000
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Related intangible asset				$ 30,000,000
Nutrition Science Partners Limited ("NSPL") | The Company
Summarized statements of operations
Impairment provision (note (b))		$ (15,000,000)
Other
Summarized statements of operations
Net income/(loss) attributable to the shareholders of equity investee	$ 95,000	236,000	$ 117,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue	215,403,000	215,838,000	227,422,000
Gross profit	115,124,000	113,137,000	91,458,000
Interest income	160,000	81,000	220,000
Finance cost	(16,000)	(152,000)	(117,000)
Profit/(loss) before taxation	22,926,000	20,703,000	24,434,000
Income tax expense (note (c))	(3,634,000)	(4,227,000)	(3,629,000)
Net income/(loss)	19,292,000	16,476,000	20,805,000
Non-controlling interests	505,000	384,000	(29,000)
Net income/(loss) attributable to the shareholders of equity investee	19,797,000	16,860,000	20,776,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue	272,082,000	275,649,000	244,557,000
Gross profit	194,769,000	192,939,000	175,965,000
Interest income	582,000	673,000	757,000
Profit/(loss) before taxation	72,324,000	69,138,000	66,497,000
Income tax expense (note (c))	(11,015,000)	(9,371,000)	(10,874,000)
Net income/(loss)	61,309,000	59,767,000	55,623,000
Net income/(loss) attributable to the shareholders of equity investee	61,309,000	59,767,000	55,623,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Impairment provision (note (b))		(30,000,000)
Interest income	250,000	188,000
Profit/(loss) before taxation	199,000	(38,198,000)	(9,210,000)
Net income/(loss)	199,000	(38,198,000)	(9,210,000)
Net income/(loss) attributable to the shareholders of equity investee	$ 199,000	$ (38,198,000)	$ (9,210,000)